Acquisition - Acquired Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	May 14, 2014	Dec. 31, 2014
Definite-Lived Intangible Assets
Estimated useful life		11 years
Trademark
Definite-Lived Intangible Assets
Estimated useful life		12 years 9 months 18 days
Connolly iHealth Merger
Definite-Lived Intangible Assets
Definite-lived intangible assets acquired	$ 543,200
Weighted-average useful life of acquired intangible assets	13 years 3 months 18 days
Connolly iHealth Merger | Trademark
Definite-Lived Intangible Assets
Definite-lived intangible assets acquired	$ 8,600
Estimated useful life	11 years
Connolly iHealth Merger | Customer relationships
Definite-Lived Intangible Assets
Definite-lived intangible assets acquired	$ 486,700
Estimated useful life	14 years
Connolly iHealth Merger | Acquired software
Definite-Lived Intangible Assets
Definite-lived intangible assets acquired	$ 47,900
Estimated useful life	7 years